Equity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding
Options Outstanding shares, Ending	24,101,405
Stock Options [Member]
Options Outstanding
Options Outstanding shares, Beginning	3,697	3,108
Options Outstanding, Options granted	1,988	817
Options Outstanding, Replacement awards (Note 23)		536
Options Outstanding, Exercised	(276)	(356)
Options Outstanding, Forfeited	(432)	(408)
Options Outstanding shares, Ending	4,977	3,697
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Options granted	1 year 5 months 12 days	1 year 10 months 9 days
Weighted Average Grant Date Fair Value, Replacement awards (Note 23)		1 year 8 months 8 days
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning	$ 4.05	$ 3.88
Weighted Average Exercise Price, Options granted	2.47	4.06
Weighted Average Exercise Price, Replacement awards (Note 23)		2.64
Weighted Average Exercise Price, Exercised	1.59	2.16
Weighted Average Exercise Price, Forfeited	2.86	5.11
Weighted Average Exercise Price, Ending	$ 3.07	$ 4.05
Options Exercisable, Beginning	2,833	1,965
Options Exercisable, Ending	2,965	2,833
Weighted Average Exercise Price Options Exercisable
Weighted Average Exercise Price Options Exercisable, Beginning	$ 4.12	$ 3.80
Weighted Average Exercise Price Options Exercisable,Ending	$ 3.47	$ 4.12